Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,741,000
Previously Paid Amount	0.00
Total Fee Amount	419.65
Total Offset Amount	0.00
Net Fee	419.65
Narrative - Max Aggregate Offering Price	$ 2,741,000
Final Prospectus	true